Acquisitions - Purchase Consideration (Details) - USD ($) $ in Thousands	Jul. 02, 2025	Mar. 03, 2025	Sep. 03, 2024
Acquisitions
Acquisition-related costs	$ 50	$ 30	$ 30
Tuva Knutsen
Acquisitions
Costs incurred for drydocking			910
Live Knutsen
Acquisitions
Costs incurred for drydocking		1,067
Daqing Knutsen
Acquisitions
Costs incurred for drydocking	1,273
Daqing Knutsen
Acquisitions
Cash consideration paid to KNOT (from KNOP)	24,800
Purchase price adjustments	3,330
Acquisition-related costs	50
Purchase price	$ 28,180
Live Knutsen
Acquisitions
Cash consideration paid to KNOT (from KNOP)		1,210
Asset swap - sale of the Dan Sabia		25,750
Purchase price adjustments		(845)
Acquisition-related costs		34
Purchase price		$ 26,149
Tuva Knutsen
Acquisitions
Asset swap - sale of the Dan Cisne			30,000
Cash consideration paid to KNOP (from KNOT)			(1,135)
Purchase price adjustments			2,659
Acquisition-related costs			33
Purchase price			$ 31,557